Income Taxes (Reconciliation Of The Significant Differences Between The Federal Statutory Income Tax Rate And Effective Income Tax Rate) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Computed federal taxes at statutory rate									$ 27,025	$ 28,879	$ 27,031
State income taxes, net of federal tax benefit									888	887	(482)
Tax effects of:
Tax-exempt interest income									(708)	(498)	(500)
Bank-owned life insurance									(1,164)	(1,181)	(1,074)
Other items, net									(958)	327	(704)
Income tax expense	$ 6,338	$ 6,577	$ 6,303	$ 5,866	$ 5,793	$ 5,129	$ 6,125	$ 11,367	$ 25,083	$ 28,414	$ 24,271